Stockholders' Deficiency (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Stockholders’ Deficiency [Abstract]
Schedule of Warrants Outstanding	Warrants outstanding as of March 31, 2024 are as follows:
	Shares	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2023	100,000	$5.00	4.1
Granted	14,000,000	0.0001	-
Exercised	(14,000,000)	-	-
Outstanding at March 31, 2024 (unaudited)	100,000	$5.00	3.4
Warrants outstanding as of June 30, 2023 are as follows:
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at June 30, 2022	-	$-	-
Granted	400,000	4.25	5.0
Exercised	(300,000)	4.00
Outstanding at June 30, 2023	100,000	$5.00	4.1